UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     February 4, 2009

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 59

Form 13F Table Value Total: $65,530
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

     NAME OF ISSUER              TITLE OF CLASS                 CUSIP                   VALUE       SHRS OR PRN AMOUNT   SH/PRN
------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI             AMERICAN DEP RECEIPT            035128206              2,355,350.00        85,000.00        SH
COMPANIA DE MINAS             AMERICAN DEP RECEIPT            204448104              3,625,440.00       182,000.00        SH
METROGAS INC                  AMERICAN DEP RECEIPT            591673207                 12,077.35        12,713.00        SH
RANDGOLD RES                  AMERICAN DEP RECEIPT            752344309              2,635,200.00        60,000.00        SH
ACM MANAGED DOLLAR            CLOSED-END FUNDS                000949107                 48,076.00        10,100.00        SH
BLACKROCK INCOME              CLOSED-END FUNDS                09247F100                616,812.00       104,900.00        SH
BLACKROCK STRATEGIC           CLOSED-END FUNDS                09249G106                285,780.00        33,000.00        SH
DREMAN/CLAYMORE               CLOSED-END FUNDS                26153R100                144,853.91        76,642.28        SH
DWS DREMAN VALUE              CLOSED-END FUNDS                23339M105                186,126.00        46,300.00        SH
DWS MULTI-MARKET              CLOSED-END FUNDS                23338L108                114,400.00        20,000.00        SH
EVERGREEN MULTI-SECT          CLOSED-END FUNDS                30024Y104                345,385.46        33,861.32        SH
FIRST TRUST ABERDEEN          CLOSED-END FUNDS                337319107                183,216.80        17,617.00        SH
FLAHERTY & CRUMRINE           CLOSED-END FUNDS                338478100                460,156.25        59,375.00        SH
GABELLI DIVIDEND &            CLOSED-END FUNDS                36242H104                556,200.00        54,000.00        SH
HYPERION BROOKFIELD           CLOSED-END FUNDS                449145101                712,500.00       150,000.00        SH
HYPERION STRATEGIC            CLOSED-END FUNDS                44915C105                581,400.00        96,900.00        SH
JOHN HANCOCK PATRIOT          CLOSED-END FUNDS                41013T105                594,731.50        83,765.00        SH
NUVEEN MULTI-ST INC           CLOSED-END FUNDS                67073B106                690,000.00       150,000.00        SH
RMK ADVANTAGE INCOME          CLOSED-END FUNDS                42327W107                273,874.48       311,221.00        SH
RMR REAL ESTATE FUND          CLOSED-END FUNDS                74963F106                297,000.00       110,000.00        SH
STRATEGIC INC FUND            CLOSED-END FUNDS                349739102                125,000.00        20,000.00        SH
TORTOISE NORTH AMER           CLOSED-END FUNDS                89147T103                302,931.97        28,391.00        SH
WESTERN ASSET EMRG            CLOSED-END FUNDS                95766A101                324,885.15        25,805.02        SH
AGNICO EAGLE MINES            COMMON STK-DOMESTIC             008474108              3,849,750.00        75,000.00        SH
GOLDCORP INC                  COMMON STK-DOMESTIC             380956409              4,016,449.05       127,385.00        SH
IAMGOLD CORP                  COMMON STK-DOMESTIC             450913108                219,960.00        36,000.00        SH
KINROSS GOLD CORP             COMMON STK-DOMESTIC             496902404              5,526,000.00       300,000.00        SH
MINEFINDERS LTD COM           COMMON STK-DOMESTIC             602900102              2,060,000.00       400,000.00        SH
NEWMONT MINING CORP           COMMON STK-DOMESTIC             651639106              1,929,180.00        47,400.00        SH
NORTHERN DYNASTY MIN          COMMON STK-DOMESTIC             66510M204              2,208,000.00       600,000.00        SH
ELDORADO GOLD CORP            COMMON STK-FOREIGN              284902103              6,360,000.00       800,000.00        SH
GREAT BASIN GOLD LTD          COMMON STK-FOREIGN              390124105              1,310,004.05     1,000,000.00        SH
JAGUAR MINING INC.            COMMON STK-FOREIGN              47009M103              2,132,128.69       407,675.00        SH
APPLE COMPUTER INC            Common Stock                    037833100                303,077.85         3,551.00        SH
BARRICK GOLD CORP             Common Stock                    067901108              6,510,165.27       177,051.00        SH
BERKSHIRE HATHAWAY            Common Stock                    084670207              3,471,120.00         1,080.00        SH
BGC PARTNERS, INC             Common Stock                    05541T101                 46,920.00        17,000.00        SH
BROOKFIELD ASST MGMT          Common Stock                    112585104                274,860.00        18,000.00        SH
BROWN & BROWN INC             Common Stock                    115236101                221,540.00        10,600.00        SH
CANADIAN NAT RES              Common Stock                    136385101                399,800.00        10,000.00        SH
CONOCOPHILLIPS                Common Stock                    20825C104                632,374.40        12,208.00        SH
COSTCO WHSL CORP NEW          Common Stock                    22160K105                525,000.00        10,000.00        SH
DEL MONTE FOODS               Common Stock                    24522P103                214,200.00        30,000.00        SH
DELL INC                      Common Stock                    24702R101                128,000.00        12,500.00        SH
GOLDMAN SACHS GROUP           Common Stock                    38141G104                329,121.00         3,900.00        SH
GOOGLE INC CL A               Common Stock                    38259P508                705,749.10         2,294.00        SH
HOVNANIAN ENTERPRISE          Common Stock                    442487203                 43,000.00        25,000.00        SH
JOHNSON & JOHNSON             Common Stock                    478160104                658,130.00        11,000.00        SH
JPMORGAN & CHASE & C          Common Stock                    46625H100                611,682.00        19,400.00        SH
LEUCADIA NATL CORP            Common Stock                    527288104                396,000.00        20,000.00        SH
LOWES COS INC                 Common Stock                    548661107                408,880.00        19,000.00        SH
MASTERCASRD INC CL A          Common Stock                    57636Q104              1,429,300.00        10,000.00        SH
PRICE T ROWE GROUP I          Common Stock                    74144T108                219,728.00         6,200.00        SH
PROCTER & GAMBLE CO           Common Stock                    742718109                463,650.00         7,500.00        SH
PULTE HOMES INC               Common Stock                    745867101                218,600.00        20,000.00        SH
TIBCO SOFTWARE INC            Common Stock                    88632Q103                 67,470.00        13,000.00        SH
PRINCIPAL FINANCIAL           CORPORATE BONDS                 74251UAC8                302,439.00       300,000.00        SH
ISHARES SILVER TRUST          EXCHANGE TRADED FUND            46428Q109                379,836.80        33,914.00        SH
STREETTRACKS GOLD             EXCHANGE TRADED FUND            78463V107              1,486,846.20        17,185.00        SH



     NAME OF ISSUER          PUT/CALL               INVESTMENT DISCRETION        OTHER MANAGERS             VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI                                           SOLE                                                85,000.00
COMPANIA DE MINAS                                           SOLE                                               182,000.00
METROGAS INC                                               DEFINED                      1                       12,713.00
RANDGOLD RES                                                SOLE                                                60,000.00
ACM MANAGED DOLLAR                                         DEFINED                      1                       10,100.00
BLACKROCK INCOME                                           DEFINED                      1                      104,900.00
BLACKROCK STRATEGIC                                        DEFINED                      1                       33,000.00
DREMAN/CLAYMORE                                            DEFINED                      1                       76,642.28
DWS DREMAN VALUE                                           DEFINED                      1                       46,300.00
DWS MULTI-MARKET                                           DEFINED                      1                       20,000.00
EVERGREEN MULTI-SECT                                       DEFINED                      1                       33,861.32
FIRST TRUST ABERDEEN                                       DEFINED                      1                       17,617.00
FLAHERTY & CRUMRINE                                        DEFINED                      1                       59,375.00
GABELLI DIVIDEND &                                         DEFINED                      1                       54,000.00
HYPERION BROOKFIELD                                        DEFINED                      1                      150,000.00
HYPERION STRATEGIC                                         DEFINED                      1                       96,900.00
JOHN HANCOCK PATRIOT                                       DEFINED                      1                       83,765.00
NUVEEN MULTI-ST INC                                        DEFINED                      1                      150,000.00
RMK ADVANTAGE INCOME                                       DEFINED                      1                      311,221.00
RMR REAL ESTATE FUND                                       DEFINED                      1                      110,000.00
STRATEGIC INC FUND                                         DEFINED                      1                       20,000.00
TORTOISE NORTH AMER                                        DEFINED                      1                       28,391.00
WESTERN ASSET EMRG                                         DEFINED                      1                       25,805.02
AGNICO EAGLE MINES                                          SOLE                                                75,000.00
GOLDCORP INC                                                SOLE                                               127,385.00
IAMGOLD CORP                                                SOLE                                                36,000.00
KINROSS GOLD CORP                                           SOLE                                               300,000.00
MINEFINDERS LTD COM                                         SOLE                                               400,000.00
NEWMONT MINING CORP                                         SOLE                                                47,400.00
NORTHERN DYNASTY MIN                                        SOLE                                               600,000.00
ELDORADO GOLD CORP                                          SOLE                                               800,000.00
GREAT BASIN GOLD LTD                                        SOLE                                             1,000,000.00
JAGUAR MINING INC.                                          SOLE                                               407,675.00
APPLE COMPUTER INC                                          SOLE                                                 3,551.00
BARRICK GOLD CORP                                           SOLE                                               177,051.00
BERKSHIRE HATHAWAY                                          SOLE                                                 1,080.00
BGC PARTNERS, INC                                          DEFINED                      1                       17,000.00
BROOKFIELD ASST MGMT                                        SOLE                                                18,000.00
BROWN & BROWN INC                                          DEFINED                      1                       10,600.00
CANADIAN NAT RES                                            SOLE                                                10,000.00
CONOCOPHILLIPS                                              SOLE                                                12,208.00
COSTCO WHSL CORP NEW                                        SOLE                                                10,000.00
DEL MONTE FOODS                                            DEFINED                      1                       30,000.00
DELL INC                                                   DEFINED                      1                       12,500.00
GOLDMAN SACHS GROUP                                         SOLE                                                 3,900.00
GOOGLE INC CL A                                             SOLE                                                 2,294.00
HOVNANIAN ENTERPRISE                                        SOLE                                                25,000.00
JOHNSON & JOHNSON                                           SOLE                                                11,000.00
JPMORGAN & CHASE & C                                        SOLE                                                19,400.00
LEUCADIA NATL CORP                                          SOLE                                                20,000.00
LOWES COS INC                                               SOLE                                                19,000.00
MASTERCASRD INC CL A                                        SOLE                                                10,000.00
PRICE T ROWE GROUP I                                       DEFINED                      1                        6,200.00
PROCTER & GAMBLE CO                                         SOLE                                                 7,500.00
PULTE HOMES INC                                             SOLE                                                20,000.00
TIBCO SOFTWARE INC                                         DEFINED                      1                       13,000.00
PRINCIPAL FINANCIAL                                        DEFINED                      1                      300,000.00
ISHARES SILVER TRUST                                        SOLE                                                33,914.00
STREETTRACKS GOLD                                           SOLE                                                17,185.00